Share-Based Compensation (Tables) (Promote Plan [member])	12 Months Ended
Dec. 31, 2013
Promote Plan [member]
Schedule of Tier II Equity Award Activity

The following is a summary of the Tier II equity award activity during the year ended December 31, 2013:

Tier II Units
Balance as of December 31, 2012	229,047,118
Granted	8,628,050
Forfeited	(13,810,744)
Exchanged for restricted shares of common stock	(223,864,424)

Balance as of December 31, 2013	—

Schedule of Tier II Equity Awards Exchanged for Restricted Shares of Common Stock

The following table sets forth the number of Tier II equity units surrendered for shares of common stock on December 11, 2013:

	Tier II Units	Shares of Common Stock
Tier II awards exchanged for vested shares of common stock	89,545,770	7,463,839
Tier II awards exchanged for unvested shares of common stock	134,318,654	11,195,791

Total Tier II awards exchanged for vested shares and unvested restricted shares of common stock	223,864,424	18,659,630